Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Insider Trading Policy / Equity Award Grant Practices. The Compensation Committee and Board approve annual equity award grants to employees (including the named executive officers) in August. Annual equity awards have historically been granted on or around August 15. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances.
We do not grant equity awards in anticipation of the release of material, nonpublic information, or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our common stock on the last trading day preceding the date of grant. No off-cycle stock option awards were granted to named executive officers in 2025. During 2025, we did not grant equity awards to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information
Award Timing Method	The Compensation Committee and Board approve annual equity award grants to employees (including the named executive officers) in August. Annual equity awards have historically been granted on or around August 15.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information, or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the date of the grant.